Organization and Principal Activities (Details) - item	Apr. 30, 2025	Oct. 31, 2024
Organization and Principal Activities
Number of VIE's involved in developing innovative healthcare solutions		2
Ucare HK
Organization and Principal Activities
Number of VIE's involved in developing innovative healthcare solutions	2
Ownership interest		100.00%
WOFE
Organization and Principal Activities
Ownership interest		100.00%
Chengdu Youkai Information Technology Co., Ltd.("Chengdu Youkai")
Organization and Principal Activities
Ownership interest		100.00%
Chongqing Lizhiyou Information Technology Co., Ltd.("Lizhiyou")
Organization and Principal Activities
Ownership interest		100.00%
Beijing Yading
Organization and Principal Activities
Ownership interest		100.00%
Tianjin Aideng
Organization and Principal Activities
Ownership interest		100.00%
Shanghai Muji Network Technology Co., Ltd. . ("Muji")
Organization and Principal Activities
Ownership interest		100.00%
Bozhou Yading Information Technology Co., Ltd. . ("Bozhou Yading")
Organization and Principal Activities
Ownership interest		100.00%
Bozhou Multi-domain Information Technology Co., Ltd. . ("Bozhou")
Organization and Principal Activities
Ownership interest		100.00%